GOODWILL - CHANGES IN GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Hyperinflation	$ 11,415,000	$ 25,577,000
Translation differences	(15,593,000)	(23,732,000)
Impairment loss recognised in profit or loss, goodwill	30,909,000
Goodwill	119,902,000	154,989,000	$ 153,144,000	$ 153,144,000
PERU [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	543,000	(1,200,000)
Impairment loss recognised in profit or loss, goodwill	0
Goodwill	29,612,000	29,069,000	30,269,000
CHILE [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	(1,091,000)	(2,172,000)
Impairment loss recognised in profit or loss, goodwill	0
Goodwill	15,517,000	16,608,000	18,780,000
COLOMBIA [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	(48,000)	(514,000)
Impairment loss recognised in profit or loss, goodwill	0
Goodwill	5,722,000	5,770,000	6,284,000
MEXICO [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	77,000	2,000
Impairment loss recognised in profit or loss, goodwill	0
Goodwill	1,921,000	1,844,000	1,842,000
BRAZIL [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	(2,636,000)	(11,672,000)
Impairment loss recognised in profit or loss, goodwill	0
Goodwill	65,482,000	68,118,000	79,790,000
ARGENTINA [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	11,415,000	25,577,000
Translation differences	(12,438,000)	(8,176,000)
Impairment loss recognised in profit or loss, goodwill	30,909,000
Goodwill	$ 1,648,000	$ 33,580,000	$ 16,179,000